FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial assets	$ 84,776	$ 88,178
Disclosure of financial liabilities [abstract]
Financial liabilities	208,990	255,001
Contingent consideration [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	8,061	0
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Amortised cost	200,197	254,863
Derivative instruments designated in hedge accounting relationships [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	732	138
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	84,177	88,127
Derivatives [member]
Disclosure of financial assets [abstract]
Financial assets	$ 599	$ 51